Financial risk management (Details 7) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments and risk management
Maximum credit risk exposure	$ 187,143	$ 181,603
Cash and cash equivalents
Financial instruments and risk management
Maximum credit risk exposure	47,864	56,621
Accounts receivable and contract assets
Financial instruments and risk management
Maximum credit risk exposure	131,548	115,973
Derivatives
Financial instruments and risk management
Maximum credit risk exposure	190	723
Other assets (current and non-current)
Financial instruments and risk management
Maximum credit risk exposure	$ 7,541	$ 8,286